STOCKHOLDER'S EQUITY - Summary of stock options and changes during period (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012
Weighted Average Remaining Contractual Life (Years)
Balance, Life	8 years 3 months	8 years 7 months
Options exercisable, Life	8 years 3 months
Weighted Average Exercise Price
Balance, Per Share	$ 0.40	$ 0.40
Options exercisable, Per Share	$ 0.40
Options
Balance		4,060,000
Options
Balance	4,060,000
Options exercisable	3,248,000
Options expected to vest	4,060,000